FIXED ASSETS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 29,874
Balance		21,401	$ 29,874
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		40,551	10,054
Exchange rate differences		(43)	114
Additions	[1]	4,625	8,385
Business combinations			23,254
Disposals		(690)	(1,256)
Balance		44,443	40,551
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(10,677)	(6,590)
Exchange rate differences		(18)	(116)
Additions		(13,069)	(5,225)
Disposals		686	1,254
Balance		(23,042)	(10,677)
Computers and Servers
Disclosure of detailed information about property, plant and equipment [line items]
Balance		20,280
Balance		28,809	20,280
Computers and Servers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		38,631	8,839
Exchange rate differences		(7)	53
Additions	[1]	3,783	8,375
Business combinations			22,256
Disposals		(482)	(892)
Balance		41,925	38,631
Computers and Servers | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(9,822)	(5,698)
Exchange rate differences		(9)	57
Additions		(12,314)	(4,957)
Disposals		482	890
Balance		(21,645)	(9,822)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		316
Balance		471	316
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		814	445
Exchange rate differences		(13)	41
Additions	[1]	63	5
Business combinations			351
Disposals		(114)	(28)
Balance		750	814
Office furniture and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(343)	(269)
Exchange rate differences		(8)	(41)
Additions		(210)	(61)
Disposals		111	28
Balance		(434)	(343)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance		805
Balance		594	805
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,106	770
Exchange rate differences		(23)	20
Additions	[1]	779	5
Business combinations			647
Disposals		(94)	(336)
Balance		1,768	1,106
Leasehold improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(512)	(623)
Exchange rate differences		(1)	18
Additions		(545)	(207)
Disposals		93	336
Balance		$ (963)	$ (512)

[1]	As of December 31, 2022, USD 1,900 additions have not been paid (2021: nil).